Cost of Sales (Tables)	12 Months Ended
Dec. 31, 2021
Cost of Sales [Abstract]
Schedule of cost of sales
	December 31, 2021	December 31, 2020	December 31, 2019
Product purchases, packaging and logistics	173,758	—	—
Employee benefit and expenses	89,238	—	—
Inventory write-down	1,977,558	—	—
Total cost of sales	2,240,554	—	—